SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Product revenues and segment profit (loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment reporting
Number of operating segment | segment	2	2
Number of reportable segments | segment	2	2
Net revenues	¥ 12,556,023	$ 1,795,488	¥ 14,401,249	¥ 14,948,129
Cost of products sold	(11,832,617)	$ (1,692,042)	(13,572,020)	(14,099,151)
Segment profit	723,406		829,229	848,978
Product
Segment reporting
Net revenues	12,470,647		14,294,740	14,841,910
Service
Segment reporting
Net revenues	85,376		106,509	106,219
MP Service
Segment reporting
Net revenues	56,749		65,536	70,271
Other Services
Segment reporting
Net revenues	28,627		40,973	35,948
B2C segment
Segment reporting
Cost of products sold	(190,936)		(214,403)	(297,979)
Segment profit	43,882		63,694	79,384
B2C segment | Product
Segment reporting
Net revenues	223,217		261,197	357,975
B2C segment | Service
Segment reporting
Net revenues	11,601		16,900	19,388
B2B segment
Segment reporting
Cost of products sold	(11,641,681)		(13,357,617)	(13,801,172)
Segment profit	679,524		765,535	769,594
B2B segment | Product
Segment reporting
Net revenues	12,247,430		14,033,543	14,483,935
B2B segment | Service
Segment reporting
Net revenues	¥ 73,775		¥ 89,609	¥ 86,831